9. Share capital (Details Narrative) - shares shares in Thousands	Sep. 30, 2016	Dec. 31, 2015
Share Capital Details Narrative
Common stock, issued shares	153,045,408	147,330,917
Common stock, outstanding shares	153,045,408	147,330,917